Net Defined Benefit Liabilities - Summary of Remeasurements of the Net Defined Benefit Liabilities Recognized in Other Comprehensive Income (Loss) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Remeasurement Of Net Defined Benefit Liability Asset Recognized As Other Comprehensive Income [Abstract]
Return on plan assets (excluding amounts included in interest income)	₩ 27,251	₩ 18,228	₩ (68,550)
Actuarial gains and losses	(144,944)	(120,846)	399,633
Income tax effect	31,076	25,895	(91,150)
Effect of exchange differences	1,242	4,553	(231)
Remeasurements after income tax expense	₩ (85,375)	₩ (72,170)	₩ 239,702